Equity - Additional Information (Detail) - PHP (₱) ₱ / shares in Units, ₱ in Thousands												1 Months Ended	12 Months Ended
		Jan. 28, 2020	Jan. 26, 2016	Jun. 08, 2015	Jan. 28, 2014	Nov. 05, 2013	Jan. 29, 2013	Oct. 12, 2012	Jun. 05, 2012	May 08, 2012	Sep. 23, 2011	Nov. 30, 2010	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Mar. 06, 2024	Mar. 03, 2024	Jan. 20, 2022	Mar. 06, 2017	Mar. 03, 2017	Oct. 16, 2012
Disclosure Of Classes Of Share Capital [Line Items]
Payments on redemption of preferred shares													₱ 13	₱ 354	₱ 3,000
Number of shares approved to buyback in share buyback program													5,000,000
Percentage of ownership interest approved to buyback in share buyback program													3.00%
Number of shares buyback pursuant to share buyback Program												2,720,000
Weighted average price per share pursuant to share buyback program												₱ 2,388
Total consideration pursuant to share buyback program												₱ 6,505,000
Distributions paid													₱ 20,850,000	23,418,000	25,396,000
Consolidated unappropriated retained earnings available for dividends													33,901,000	22,020,000
Parent Company’s unappropriated retained earnings													35,306,000
Effect of IAS 27, Consolidated and Separate Financial Statements, adjustments													1,405,000	7,432,000
Perpetual notes facility agreement [Member] | Smart [Member]
Disclosure Of Classes Of Share Capital [Line Items]
Perpetual notes issued																			₱ 1,590,000	₱ 2,610,000
Perpetual notes redeemed																₱ 1,590,000	₱ 2,610,000
Perpetual notes facility agreement [Member] | Smart [Member] | Notes Facility Agreement March 2017 [Member]
Disclosure Of Classes Of Share Capital [Line Items]
Transaction costs accounted as deduction													34,000
Distributions paid													59,000	236,000	₱ 236,000
Accrued expenses and other current liabilities [member]
Disclosure Of Classes Of Share Capital [Line Items]
Liability from redemption of preferred shares													₱ 0	₱ 13
Beneficial Trust Fund Holdings Inc. [Member]
Disclosure Of Classes Of Share Capital [Line Items]
Number of shares issued																					150,000,000
Series JJ 10% Cumulative Convertible Preferred Stock [Member]
Disclosure Of Classes Of Share Capital [Line Items]
Redemption and Retirement of Shares													0	0
Cumulative dividends annual rate		10.00%		10.00%		10.00%							10.00%
Number of shares authorized						50,000
Number of shares issued				870
Period required for redemption of shares after issuance													5 years
Series KK 10% Cumulative Convertible Preferred Stock [Member]
Disclosure Of Classes Of Share Capital [Line Items]
Cumulative dividends annual rate			10.00%										10.00%
Number of shares authorized			20,000
Conversion price equivalent percentage													10.00%
Par value													₱ 10
Period required for redemption of shares after issuance													5 years
Series IV Cumulative Non-Convertible Redeemable Preferred Stock [Member]
Disclosure Of Classes Of Share Capital [Line Items]
Cumulative dividends annual rate													13.50%
Number of shares issued													300,000,000
Initial capitalization amount													₱ 3,000,000
Voting Preferred Stock [Member]
Disclosure Of Classes Of Share Capital [Line Items]
Cumulative dividends annual rate								6.50%
Number of shares authorized									150,000,000				150,000,000	150,000,000
Number of shares issued													150,000,000	150,000,000
Par value									₱ 1
Minimum capital stock percentage required to own by citizens of Philippines									60.00%
Minimum percentage of number of board of directors to be citizens of Philippines									60.00%
Minimum percentage of funds to accrue to the benefit of citizens of the Philippines, or Qualified Owners									60.00%
Initial capitalization amount													₱ 150,000	₱ 150,000
Voting Preferred Stock [Member] | Beneficial Trust Fund Holdings Inc. [Member]
Disclosure Of Classes Of Share Capital [Line Items]
Par value																					₱ 1
Initial capitalization amount																					₱ 150,000
Voting Preferred Stock [Member] | NTT Group [Member]
Disclosure Of Classes Of Share Capital [Line Items]
Percentage of economic and voting interest held by strategic partner													12.00%
Voting Preferred Stock [Member] | First Pacific Group and Philippine Affiliates [Member]
Disclosure Of Classes Of Share Capital [Line Items]
Percentage of economic and voting interest held by strategic partner													15.00%
Voting Preferred Stock [Member] | JG Summit Group [Member]
Disclosure Of Classes Of Share Capital [Line Items]
Percentage of economic and voting interest held by strategic partner													6.65%
Non-voting Serial Preferred Stock [Member]
Disclosure Of Classes Of Share Capital [Line Items]
Number of shares authorized									807,500,000				388,000,000	388,000,000
Number of shares issued	[1]												300,000,000	300,000,000
Par value									₱ 10
Initial capitalization amount													₱ 360,000	₱ 360,000
Series A to FF 10% Cumulative Convertible Preferred Stock [Member]
Disclosure Of Classes Of Share Capital [Line Items]
Cumulative dividends annual rate											10.00%
Funds set aside for redemption of shares											₱ 4,029,000
Amount of unclaimed dividends											4,143,000
Total funds for redemption of shares											₱ 8,172,000
Holding period for redemption trust fund											10 years
Series G G Ten Percent Cumulative Convertible Preferred Stock
Disclosure Of Classes Of Share Capital [Line Items]
Cumulative dividends annual rate										10.00%
Funds set aside for redemption of shares										₱ 236
Amount of unclaimed dividends										74
Total funds for redemption of shares										₱ 310
Holding period for redemption trust fund										10 years
Series of HH 10% Cumulative Convertible Preferred Stock [Member]
Disclosure Of Classes Of Share Capital [Line Items]
Cumulative dividends annual rate					10.00%		10.00%
Funds set aside for redemption of shares					₱ 2		₱ 24
Amount of unclaimed dividends					1		6
Total funds for redemption of shares					₱ 3		₱ 30
Holding period for redemption trust fund					10 years		10 years
Series II 10% Percent Cumulative Convertible Preferred Stock [Member]
Disclosure Of Classes Of Share Capital [Line Items]
Cumulative dividends annual rate			10.00%
Funds set aside for redemption of shares			₱ 4
Holding period for redemption trust fund			10 years
Series A to FF Cumulative Convertible Preferred Stock [member] | Events After Reporting Period [member]
Disclosure Of Classes Of Share Capital [Line Items]
Liability from redemption of preferred shares																		₱ 7,839,000

[1]	300 million shares of Series IV Cumulative Non-Convertible Redeemable Preferred Stock subscribed for Php3 billion, of which Php360 million has been paid.